Financial risk management objectives and policies - Credit Risk Narrative (Details) € in Millions, ¥ in Millions, $ in Millions		12 Months Ended
	Apr. 12, 2024 EUR (€)	Mar. 30, 2025 CAD ($)	Mar. 29, 2026 CAD ($)	Mar. 29, 2026 JPY (¥)	Mar. 30, 2025 JPY (¥)
Disclosure of credit risk exposure [line items]
Current deposits from customers		$ 10.0	$ 0.5
Trade accounts receivable factored limit | €	€ 20.0
Exchange rate of cash received for trade accounts receivable	100.00%
Trade accounts receivable factor fee rate	1.15%
Proceeds from sale of trade accounts receivable		0.1
Trade accounts receivable factor fee expense (less than)		0.0
Trade accounts receivable derecognized but serviced		0.0
Trade receivables
Disclosure of credit risk exposure [line items]
Trade receivables		98.0	108.4
Less: expected credit loss and sales allowances | Trade receivables
Disclosure of credit risk exposure [line items]
Trade receivables		(2.5)	(18.7)
Third party | Credit risk
Disclosure of credit risk exposure [line items]
Accounts receivable, insurance lossess, deductible amount			0.1
Accounts receivable, insurance losses, maximum annual amount insured			30.0
Accounts receivable insured under the agreement		10.7	17.0
Third party | Credit risk | Canada Goose Japan, K.K.
Disclosure of credit risk exposure [line items]
Accounts receivable, insurance losses, maximum annual amount insured | ¥				¥ 540.0
Accounts receivable insured under the agreement		$ 0.9	$ 0.6	¥ 71.6	¥ 90.7
Accounts receivable, insurance losses, percentage deductible			10.00%	10.00%
Third party | Maximum | Credit risk
Disclosure of credit risk exposure [line items]
Accounts receivable, insurance losses, coverage percentage			90.00%	90.00%